Statement to Securityholder

Ally Auto Receivables Trust 2010-5

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-5
	Asset Type:	Consumer Retail
2. Factor Summary
3. Interest Summary	Closing Date:	12/10/2010
4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-5
5. Collateral Summary	Collection Period, Begin:	1/1/2011
	Collection Period, End:	1/31/2011
6. Charge-Off and Delinquency Rates	Determination Date:	2/10/2011
	Distribution Date:	2/15/2011
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3)+(4)=(5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1)-(3)-(6)=(8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1		173,510,000.00	107,686,332.84	0.31469	30,159,935.21	26,357.19	30,186,292.40	0.00	0.00	77,526,397.63
A-2	02005RAA9	212,000,000.00	212,000,000.00	0.80	0.00	141,333.33	141,333.33	0.00	0.00	212,000,000.00
A-3	02005RAB7	338,000,000.00	338,000,000.00	1.11	0.00	312,650.00	312,650.00	0.00	0.00	338,000,000.00
A-4	02005RAC5	200,000,000.00	200,000,000.00	1.75	0.00	291,666.67	291,666.67	0.00	0.00	200,000,000.00
B	02005RAD3	26,750,000.00	26,750,000.00	2.45	0.00	54,614.58	54,614.58	0.00	0.00	26,750,000.00
C	02005RAE1	27,730,000.00	27,730,000.00	2.90	0.00	67,014.17	67,014.17	0.00	0.00	27,730,000.00
Deal Totals		977,990,000.00	912,166,332.84		30,159,935.21	893,635.94	31,053,571.15	0.00	0.00	882,006,397.63

2.  Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor
A-1	620.63473483	173.82246101	0.15190588	173.97436690	0.00000000	446.81227382
A-2	1,000.00000000	0.00000000	0.66666665	0.66666665	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.92500000	0.92500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.45833335	1.45833335	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.04166654	2.04166654	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.41666679	2.41666679	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

Beginning Aggregate Note Pool Factor:	932.69494866
Ending Aggregate Note Pool Factor:	901.85625378

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	107,686,332.84	0.31469	26,357.19	26,357.19	0.00	0.00
A-2	30/360	212,000,000.00	0.80	141,333.33	141,333.33	0.00	0.00
A-3	30/360	338,000,000.00	1.11	312,650.00	312,650.00	0.00	0.00
A-4	30/360	200,000,000.00	1.75	291,666.67	291,666.67	0.00	0.00
Class A Totals		857,686,332.84		772,007.19	772,007.19	0.00	0.00

B	30/360	26,750,000.00	2.45	54,614.58	54,614.58	0.00	0.00
C	30/360	27,730,000.00	2.90	67,014.17	67,014.17	0.00	0.00
Deal Totals		912,166,332.84		893,635.94	893,635.94	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

4. Collections and Distributions

Collections
Receipts During the Period	32,475,789.44
Administrative Purchase Payments	361,973.53
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	68,755.15
Other Fees or Expenses Paid	0.00
Total Collections	32,906,518.12

Beginning Reserve Account Balance	9,903,757.42
Total Available Amount	42,810,275.54

Distributions
Total Available Amount	42,810,275.54
Basic Servicing Fee	822,604.74
Aggregate Class A Interest Distributable Amount	772,007.19
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	54,614.58
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,014.17
Third Priority Principal Distributable Amount	7,876,481.01
Reserve Account Deposit	9,903,757.42
Noteholders' Regular Principal Distributable Amount	22,283,454.20
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	1,030,342.23

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	39,600	38,228	37,553
Deal Totals	Aggregate Receivables Principal Balance	990,375,742.09	932,174,033.89	904,289,851.83
	Aggregate Amount Financed	1,049,503,152.93	987,125,684.71	957,228,277.09

There have been no receivables with respect to which material breaches of pool asset representations or warranties on transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average Original	Average	Average	Average Life	Average Life	Average Life
	Coupon	Coupon	Coupon	Maturity	Original Maturity	Original Maturity
Deal Totals	3.78000000	3.74412392	3.72769210	63.70	63.75	63.77	62.09	60.18	59.23

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.53%	1.37%	1.40%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	972,176,980.90	32,747.98	0.0404% *	37,553	7	0.0186%
Preceding	1,002,210,319.37	9,528.07	0.0114% *	38,228	8	0.0209%
Next Preceding	1,033,399,053.48	0.00	0.0000% *	38,902	0	0.0000%
Three Month Average			0.0173%			0.0132%

* Loss Rates as reported show annualized values for the indicated period. Loss Rates as reported in previous Servicer Reports were not annualized.

Statement to Securityholder

Ally Auto Receivables Trust 2010-5
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,049,503,152.93	42,276.05	0.0040%	31 - 60 days	53	1,588,944.09
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	5	144,549.09
with the prospectus for Ally Auto Receivables Trust 2010-5 related to delinquencies,				> 90 days	2	59,873.27
charge offs and uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs and uncollectible amounts.

	Bankruptcies	Total Accounts	Total Balance
	Prior Period1	22	445,015.76
1. Prior Period Bankruptcies reflect currently active accounts.	Current Period	21	502,166.13
2. Bankruptcy Inventory Charged Off includes both bankruptcies	Inventory Charged Off2	2	0.00
returned to active status and charge offs on prior period bankruptcies	Ending Inventory	41	947,181.89

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash
				Draws	Releases		Reserve Amount
Cash Reserve	9,903,757.42	9,903,757.42	0.00	0.00	0.00	9,903,757.42	9,903,757.42

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	12,385,742.09
Current Overcollateralization	22,283,454.20
Overcollateralization Target	22,283,454.20

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2010-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-5 will perform in the future.